INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Contracts [Abstract]
Schedule of liabilities under insurance contracts
The following table presents movement in unearned premium reserve:

(US$ MILLIONS)	2019
Unearned premium reserves, beginning of year	$—
Acquisitions through business combinations	1,603
Premiums written during the year	26
Premiums earned during the year	(28)
Foreign currency translation	24
Unearned premium reserves, end of year	$1,625
Loss reserves comprise of the following:

(US$ MILLIONS)	2019
Case reserves	$69
Incurred but not reported reserves	30
Discounting	(1)
Provisions for adverse deviation	7
Total loss reserves	$105
The following table presents movement in loss reserves and the impact on losses on claims:

(US$ MILLIONS)	2019
Loss reserves, beginning of year	$—
Acquisitions through business combinations	104
Claims paid during the year	(5)
Losses on claims related to the current year	5
Favorable development on losses on claims related to prior years	—
Foreign currency translation	1
Loss reserves, end of year	$105